Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
October 31, 2025
The Equity Specialists

DAVIS RESEARCH FUND
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.35%)
COMMUNICATION SERVICES – (4.91%)
Media & Entertainment – (4.91%)
Alphabet Inc., Class C	5,000	$1,409,100
Angi Inc., Class A *	4,048	53,717
Meta Platforms, Inc., Class A	3,125	2,026,094
Pinterest, Inc., Class A *	16,790	555,749
Total Communication Services		4,044,660
CONSUMER DISCRETIONARY – (16.48%)
Consumer Discretionary Distribution & Retail – (11.64%)
Amazon.com, Inc. *	23,150	5,653,693
JD.com, Inc., Class A, ADR (China)	9,563	315,962
Naspers Ltd. - N (South Africa)	6,670	469,364
Prosus N.V., Class N (Netherlands)	25,296	1,747,405
RH *	2,240	386,378
Sea Limited, Class A, ADR (Singapore) *	6,490	1,014,062
		9,586,864
Consumer Services – (4.84%)
Delivery Hero SE (Germany) *	29,085	737,546
Entain plc (United Kingdom)	112,020	1,166,101
MGM Resorts International *	42,130	1,349,424
Restaurant Brands International Inc. (Canada)	11,240	738,355
		3,991,426
Total Consumer Discretionary		13,578,290
CONSUMER STAPLES – (0.95%)
Food, Beverage & Tobacco – (0.95%)
Darling Ingredients Inc. *	4,840	155,122
Tyson Foods, Inc., Class A	12,160	625,146
Total Consumer Staples		780,268
ENERGY – (3.07%)
ConocoPhillips	8,145	723,765
Coterra Energy Inc.	40,970	969,350
Tourmaline Oil Corp. (Canada)	18,980	834,820
Total Energy		2,527,935
FINANCIALS – (33.51%)
Banks – (11.10%)
Danske Bank A/S (Denmark)	55,570	2,481,328
DBS Group Holdings Ltd. (Singapore)	11,672	483,613
Fifth Third Bancorp	40,920	1,703,090
U.S. Bancorp	47,195	2,203,063
Wells Fargo & Co.	26,115	2,271,222
		9,142,316
Financial Services – (15.47%)
Capital Markets – (3.74%)
Bank of New York Mellon Corp.	11,510	1,242,274
Julius Baer Group Ltd. (Switzerland)	27,290	1,837,985
		3,080,259
Consumer Finance – (3.84%)
Capital One Financial Corp.	14,405	3,168,956
Financial Services – (7.89%)
Berkshire Hathaway Inc., Class A *	3	2,147,220
Berkshire Hathaway Inc., Class B *	6,745	3,221,007
Rocket Companies, Inc., Class A	68,020	1,133,213
		6,501,440
		12,750,655
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (6.94%)
Life & Health Insurance – (2.64%)
AIA Group Ltd. (Hong Kong)	103,950	$1,009,327
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	162,000	1,170,612
		2,179,939
Property & Casualty Insurance – (4.30%)
Beazley plc (United Kingdom)	40,310	492,748
Loews Corp.	5,825	579,937
Markel Group Inc. *	1,250	2,468,163
		3,540,848
		5,720,787
Total Financials		27,613,758
HEALTH CARE – (3.61%)
Health Care Equipment & Services – (3.05%)
Cigna Group	1,478	361,238
CVS Health Corp.	9,650	754,148
Quest Diagnostics Inc.	4,330	761,864
Solventum Corp. *	5,510	380,410
UnitedHealth Group Inc.	740	252,754
		2,510,414
Pharmaceuticals, Biotechnology & Life Sciences – (0.56%)
Viatris Inc.	44,980	465,993
Total Health Care		2,976,407
INDUSTRIALS – (6.22%)
Capital Goods – (4.05%)
AGCO Corp.	1,856	191,465
ITOCHU Corp. (Japan)	7,600	440,436
Johnson Controls International plc	2,838	324,639
Owens Corning	2,610	332,279
Schneider Electric SE (France)	7,215	2,046,658
		3,335,477
Transportation – (2.17%)
DiDi Global Inc., Class A, ADS (China) *	92,520	595,829
Full Truck Alliance Co. Ltd., Class A, ADR (China)	92,200	1,198,600
		1,794,429
Total Industrials		5,129,906
INFORMATION TECHNOLOGY – (27.07%)
Semiconductors & Semiconductor Equipment – (10.78%)
Applied Materials, Inc.	15,145	3,530,299
Lam Research Corp.	12,280	1,933,609
NVIDIA Corp.	3,000	607,470
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	16,000	780,716
Texas Instruments Inc.	12,560	2,027,938
		8,880,032
Software & Services – (12.23%)
AppLovin Corp., Class A *	1,890	1,204,554
Microsoft Corp.	7,603	3,936,910
Oracle Corp.	6,340	1,664,947
SAP SE, ADR (Germany)	9,400	2,444,094
Synopsys, Inc. *	1,815	823,683
		10,074,188

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
October 31, 2025 (Unaudited)
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (4.06%)
Samsung Electronics Co., Ltd. (South Korea)	44,360	$3,347,043
Total Information Technology		22,301,263
MATERIALS – (1.53%)
Crown Holdings, Inc.	8,570	832,832
Teck Resources Ltd., Class B (Canada)	9,940	426,625
Total Materials		1,259,457
TOTAL COMMON STOCK – (Identified cost $39,769,554)		80,211,944

	Principal	Value
SHORT-TERM INVESTMENTS – (2.52%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (a)	$558,000	$558,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (b)	1,517,000	1,517,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,075,000)		2,075,000
Total Investments – (99.87%) – (Identified cost $41,844,554)		82,286,944
Other Assets Less Liabilities – (0.13%)		108,432
Net Assets – (100.00%)		$82,395,376

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/25, repurchase value of $558,193 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 07/01/44-04/01/51, total fair value $569,160).
(b)
Dated 10/31/25, repurchase value of $1,517,528 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $1,547,340).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS RESEARCH FUND
Notes to Schedule of Investments
October 31, 2025 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Schedule of Investments - (Continued)
October 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$4,044,660	$–	$–	$4,044,660
Consumer Discretionary	13,578,290	–	–	13,578,290
Consumer Staples	780,268	–	–	780,268
Energy	2,527,935	–	–	2,527,935
Financials	27,613,758	–	–	27,613,758
Health Care	2,976,407	–	–	2,976,407
Industrials	5,129,906	–	–	5,129,906
Information Technology	22,301,263	–	–	22,301,263
Materials	1,259,457	–	–	1,259,457
Short-Term Investments	–	2,075,000	–	2,075,000
Total Investments	$80,211,944	$2,075,000	$–	$82,286,944
Federal Income Taxes
At October 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$42,101,747

Unrealized appreciation	42,104,001
Unrealized depreciation	(1,918,804)
Net unrealized appreciation	$40,185,197